Cash and Investments - Interest and dividends and share of profit of associates (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Interest income:
Cash and short term investments		$ 341.0	$ 359.8
Bonds		2,109.2	2,055.3
Derivatives and other invested assets		(23.3)	(68.5)
Interest income		2,426.9	2,346.6
Dividends:
Dividend income		227.2	262.9
Investment expenses		(80.1)	(97.6)
Interest and dividends		2,574.0	2,511.9
Share of profit of associates		816.1	956.3
Dividends received		740.0	419.6
Preferred stocks
Dividends:
Dividend income		57.0	164.7
Preferred stocks | Digit
Dividends:
Dividends received	$ 112.3
Common stocks
Dividends:
Dividend income		$ 170.2	$ 98.2